LONG-TERM BORROWINGS DUE TO RELATED PARTY - Parenthetical (Details) - Long-term Borrowings [Member] - Related Party	12 Months Ended
Jun. 30, 2021 CNY (¥)
Debt Instrument, Periodic Payment	¥ 126,135
Debt Instrument, Interest Rate, Stated Percentage	8.90%
Debt Instrument, Term	10 years